Other Income	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Other Income	Note 8. Other Income

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Grant and other income	121	137	277
Total other income	121	137	277